Segment information - Non-current assets by location of subsidiary (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets	£ 27,647	£ 28,203	£ 28,871
UK
Disclosure of operating segments [line items]
Non-current assets	302	334	405
US
Disclosure of operating segments [line items]
Non-current assets	7,177	7,523	7,622
Rest of World
Disclosure of operating segments [line items]
Non-current assets	£ 20,168	£ 20,346	£ 20,844